Subsequent Events (Details)		1 Months Ended		9 Months Ended
	May 08, 2019 USD ($)	Oct. 31, 2019 USD ($)	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Subsequent Event [Line Items]
Proceeds from financing related to sale-leaseback of vessels				$ 381,526,000	$ 526,692,000
Total principal				2,864,660,000		$ 3,363,127,000
Proceeds from sale of equity-accounted investments and related assets (note 4)				100,000,000	$ 54,438,000
Teekay Offshore [Member]
Subsequent Event [Line Items]
Proceeds from sale of equity-accounted investments and related assets (note 4)	$ 100,000,000
Alexander Spirit [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment		$ 11,500,000
November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Proceeds from financing related to sale-leaseback of vessels			$ 84,700,000
November 2018 Sale-leaseback Transaction [Member] | Aframax Tanker [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number Of Vessels | vessel			2
November 2018 Sale-leaseback Transaction [Member] | Suezmax Tankers | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number Of Vessels | vessel			1
Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity				869,523,100
Total principal				$ 555,930,000		$ 642,997,000
Revolving Credit Facilities | Teekay Offshore [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity							$ 125,000,000